UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2008

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Dryden Municipal Bond Fund

High Income Series

Schedule of Investments

July 31, 2007 (Unaudited)

Description (a)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.7%

Alabama 1.0%
Alabama Spl. Care Facs. Fing. Auth. Mobile Rev., Ascension Health Sr. Credit, Ser. D	Aa2	5.00%	11/15/39	$3,000	$3,008,610
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB(b)	6.125	12/1/24	1,000	1,075,330
Ser. B, A.M.T.	BBB(b)	6.375	12/1/24	1,000	1,078,270

					5,162,210

Arizona 2.7%
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3	7.125	10/1/32	5,000	5,116,250
Ser. B	Baa3	7.00	10/1/32	1,700	1,739,253
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Hlthcare. West,
Ser. A	A2	5.25	7/1/32	2,500	2,552,200
Pima Cnty. Indl. Dev. Auth. Ed. Rev. Fac.-P.L.C. Charter Schs. Proj.	NR	6.75	4/1/36	1,500	1,576,035
Pinal Cnty. Correct. Facs. Rev., Florence West Prison Proj., Ser. A	A(b)	5.25	10/1/19	3,135	3,231,370

					14,215,108

California 10.1%
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc.
PJ-Ser. B, A.M.T.	BBB(b)	5.00	7/1/27	1,000	968,100
California St. Pub. Wks. Brd. Lease Rev., Dept. Mental Hlth., Coalinga,
Ser. A	A2	5.50	6/1/19	2,000	2,167,260
Ser. A	A2	5.50	6/1/20	2,000	2,165,280
Ser. A	A2	5.50	6/1/22	2,000	2,162,800
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente,
Ser. C (Mandatory put date 6/1/12)	A+(b)	3.85	11/1/29	2,000	1,964,080
Ser. C Rmkt. on 8/1/06	A+(b)	5.25	8/1/31	1,280	1,311,360
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev. Talega Cmnty. Facs. Dist.#90-2	NR	6.00	9/1/33	1,000	1,046,510
Central California Joint Pwr. Hlth. Fin. Auth., Cmnty. Hosps. of Central
California, C.O.P. (Prerefunded 2/1/10)(e)	Baa2	6.00	2/1/30	2,550	2,712,716
City of Chula Vista Indl. Dev. Rev., San Diego, A.M.T.	A1	5.00	12/1/27	1,000	1,020,160
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S. (Converts
to 5.875% on 7/15/09)	Baa3	Zero	1/15/28	6,700	6,255,789
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.45	9/1/36	1,500	1,517,490

Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.20	9/2/25	3,390	3,529,532
Los Angeles Regional Airports Impt. Corp. Lse. Rev., American Airlines, Inc.,
A.M.T.	Caa1	7.50	12/1/24	2,000	2,209,720
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.90	9/1/27	1,000	1,045,800
Orange Cnty., Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20	2/14/11	7,000	7,532,629
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01-2, Avalon Ser. A	NR	6.25	9/1/23	3,000	3,210,240
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.00	9/1/33	1,000	1,022,500
Sunridge Anatolia	NR	6.10	9/1/37	2,000	2,044,580
Roseville Joint Unified High School Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	Aaa	Zero	8/1/11	1,440	1,232,885
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.00	9/1/33	1,800	1,883,718
Vallejo, Touro Univ., C.O.P.	Ba1	7.375	6/1/29	3,500	3,700,515
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A	B-(b)	6.50	5/15/25	1,000	1,002,760
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.30	9/1/36	1,000	1,009,770

					52,716,194

Colorado 3.6%
Black Hawk Bus. Impvt. Dist. Utl. (Prerefunded 12/1/09)(e)	NR	7.75	12/1/19	5,285	5,798,225
Colorado Health Facs. Auth. Rev.,
Christian Living Cmntys. Proj., Ser. A	NR	5.75	1/1/37	1,500	1,532,730
Rfdg. Adventist Hlth./Sunbelt Ser. D	A1	5.25	11/15/35	2,250	2,292,885
Rfdg. Hosp. Poudre Valley Hlthcare.	Baa2	5.00	3/1/25	5,560	5,570,175
Colorado Springs Hosp. Rev.,
(Prerefunded 12/15/10)(e)	A3	6.375	12/15/30	1,240	1,346,913
Unrefunded balance	A3	6.375	12/15/30	1,260	1,338,233
Denver City & Cnty. Spl. Facs. Arpt. Rev., Ref. United Airlines Proj., Ser. A, A.M.T.	Caa1	5.25	10/1/32	1,000	966,860

					18,846,021

Connecticut 2.0%
Connecticut St. G.O. (Prerefunded 11/15/11)(e)(h)	Aa3	5.00	11/15/19	10,000	10,470,200

Delaware 0.4%
Delaware St. Health Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1	5.00	6/1/30	2,000	1,973,060

District of Columbia 0.6%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	3,000	3,071,160

Florida 5.6%
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	2,000	2,078,980
Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR	6.50	11/15/36	2,000	2,084,520

Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR	5.55	5/1/36	500	491,490
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp.-Adventist Hlth. Sys. Ser. C	A1	5.25	11/15/36	2,000	2,021,820
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.75	5/1/36	1,975	1,980,273
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	Aaa	5.00	10/1/26	2,000	2,048,640
Jacksonville Econ. Dev. Commn. Indl. Dev. Rev., Gerdau Ameristeel U.S., Inc., A.M.T.	Ba2	5.30	5/1/37	2,000	1,928,820
Jacksonville Econ. Dev. Commn., Anheuser Busch Co., Ser. B, A.M.T.	A2	4.75	3/1/47	3,000	2,788,470
Lee Mem. Hlth. Sys. Hosp. Rev., Ser. A	A2	5.00	4/1/32	5,000	4,985,600
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1	6.70	11/15/19	1,000	1,075,690
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.(e)	AA(b)	6.75	10/1/17	2,000	2,332,180
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C. (Mandatory put date 11/1/11)	Aaa	5.00	11/1/30	2,500	2,592,700
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/1/36	1,365	1,326,084
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.25	5/1/36	1,480	1,533,191
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. B.	NR	6.45	5/1/10	240	244,169

					29,512,627

Georgia 0.5%
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	2/15/34	1,200	1,250,652
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa	6.15	2/1/20	1,000	1,182,780

					2,433,432

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/1/24	2,000	2,125,800

Illinois 9.2%
Cary Spec. Tax Svcs. Rev., Area No. 1,
Cambridge, Ser. A (Prerefunded 3/1/10)(e)	NR	7.625	3/1/30	3,115	3,430,456
Area No. 2, Foxford Hill (Prerefunded 3/1/10)(e)	NR	7.50	3/1/30	4,572	4,939,772
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(e)	AAA(b)	7.75	3/1/27	5,000	5,703,099
Illinois Fin. Auth. Rev.,
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	2/15/37	1,000	1,012,520
Illinois Inst. of Technology, Ser. A	Baa1	5.00	4/1/31	2,500	2,489,525
Illinois Inst. of Technology, Ser. A	Baa1	5.00	4/1/36	5,000	4,939,600
Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000	5,172,150
Plymouth Landing Proj.	NR	6.00	5/15/37	1,000	1,047,290
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.00	5/1/30	5,000	4,828,300
Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.25	7/1/22	4,200	4,497,822
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aaa	Zero	12/1/11	3,360	2,832,514
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	6,000	6,280,019
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(e)	NR	6.70	3/1/33	1,000	1,129,910

					48,302,977

Indiana 2.1%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB-(b)	5.50	3/1/37	2,000	2,010,260
Cmnty. Foundation Northwest Ind., Ser. A	BBB-(b)	6.00	3/1/34	3,000	3,150,180
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.00	1/1/34	1,275	1,266,445
Noblesville Redev. Auth. Economic Dev. Rev. Lease Rental 146th St. Extn., Ser. A	A+(b)	5.25	8/1/25	3,000	3,151,410
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.80	9/1/47	1,500	1,507,875

					11,086,170

Iowa 0.7%
Iowa Fin. Auth. Sr. Living Fac. Rev., Deerfield Ret. Cmnty. Inc., Ser. A	NR	5.50	11/15/37	1,250	1,254,763
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(e)	AAA(b)	9.25	7/1/25	2,165	2,599,299

					3,854,062

Louisiana 0.7%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3	6.625	2/1/16	3,500	3,701,845

Maine 0.8%
Maine Hlth. & Higher Edl. Facs. Auth. Rev. Piper Shores,
Ser. A (Prerefunded 1/1/09)(e)	NR	7.50	1/1/19	1,000	1,045,720
Ser. A (Prerefunded 1/1/09)(e)	NR	7.55	1/1/29	3,000	3,139,200

					4,184,920

Maryland 1.1%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj. (Prerefunded 7/1/09)(e)	AAA(b)	7.10	7/1/29	3,000	3,233,760
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25	5/15/46	2,500	2,530,875

					5,764,635

Massachusetts 2.5%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	5/1/14	1,750	2,057,440
Massachusetts St. Dev. Fin. Agcy. Rev.,
Hlthcare. Fac., Alliance, Ser. A	NR	7.10	7/1/32	4,010	4,149,388
Linden Ponds, Inc. Fac., Ser. A	NR	5.75	11/15/42	1,000	1,018,560
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Group, Rfdg.,
Ser. A	Baa3	5.75	7/1/28	2,000	2,056,800
Ser. B	Baa3	6.75	7/1/16	3,595	3,950,258

					13,232,446

Michigan 3.8%
Kalamazoo Hosp. Fin. Auth., Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.(e)(i)(j)	Aaa	6.42	6/1/11	2,000	2,004,360
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB(b)	6.25	7/1/40	3,000	3,246,600
Michigan Pub. Edl. Facs. Auth. Rev. Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.80	9/1/30	1,250	1,264,000
Michigan St. Hosp. Fin. Auth. Rev.,
Rfdg.-Henry Ford Hlth. Sys., Ser. A	A1	5.25	11/15/46	3,000	3,040,050
Trinity Hlth. Ctr. Group Ser. A	Aa2	5.00	12/1/31	6,000	6,044,099
Michigan Strategic Fund Solid Waste Disp. Rev., A.M.T.	BBB(b)	4.50	12/1/13	1,000	979,980
Summit Academy,
North Pub. Sch., Academy Rev. Rfdg.	BB+(b)	5.50	11/1/30	1,500	1,486,260
Pub. Sch., Academy Rev. Rfdg.	BB+(b)	6.25	11/1/25	2,060	2,117,165

					20,182,514

Minnesota 0.4%
Maple Grove Hlth. Care Sys. Rev., Maple Grove Hosp. Corp.	A3	5.25	5/1/37	1,000	1,019,800
St. Paul Hsg. & Redev. Auth. Hosp. Rev. Healtheast Proj.	Baa3	6.00	11/15/35	1,000	1,064,300

					2,084,100

Missouri 0.2%
Branson Regl. Arpt. Transn. Dev. Dist. Arpt. Rev., Ser. B, A.M.T.	NR	6.00	7/1/25	1,000	974,270

Nevada 2.2%
Clark Cnty. Impvt. Dist. Rev.,
No. 121, Southern Highlands Area (Prerefunded 12/1/09)(e)	NR	7.50	12/1/19	4,655	5,081,538
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.10	8/1/18	1,990	2,058,536
Clark Cnty. Ind. Dev. Rev., Rfdg. Nevada Pwr. Co. Proj., Ser. C	B(b)	5.50	10/1/30	4,500	4,375,080

					11,515,154

New Jersey 6.5%
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250	1,292,975
Cigarette Tax	Baa2	5.75	6/15/34	750	794,978
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	1/1/37	3,000	3,146,040
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(e)	Baa3	Zero	4/1/12	1,115	928,962
Rfdg. First Mtge. Franciscan Oaks Proj.	NR	5.70	10/1/17	165	167,576
Spec. Facs. Rev., Continental Air., Inc. Proj., A.M.T.	B3	6.25	9/15/29	5,530	5,688,269
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00	7/1/27	2,000	2,027,620
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/1/30	2,250	2,382,458
New Jersey St. Edl. Facs. Auth. Rev., Felician Coll. of Lodi, Ser. D	NR	7.375	11/1/22	3,375	3,468,285

New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income. Secs.,
Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 1/1/15)	Aaa	Zero	1/1/35	4,000	2,850,400
New Jersey St. Transn. Tr. Fd. Transn, Sys., Ser. A	A1	5.50	12/15/23	4,000	4,464,640
Tobacco Settlement Fin. Corp., NJ Rev.,
Asset Bkd. (Prerefunded 6/1/12)(e)	Aaa	6.125	6/1/42	1,000	1,098,480
Ser. 1A	Baa3	5.00	6/1/41	6,000	5,523,900

					33,834,583

New Mexico 1.1%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co.
Proj., Ser. A, F.G.I.C. (Mandatory put date 8/1/12)	Aaa	4.00	6/1/32	2,000	1,987,300
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	7/1/36	1,560	1,636,253
Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.50	7/1/35	1,845	1,929,446

					5,552,999

New York 3.6%
Brookhaven Ind. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr.,
Inc., Ser. A (Prerefunded 11/15/10)(e)(f)	NR	8.25	11/15/30	2,000	2,266,420
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	Zero	6/1/47	5,000	500,750
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	Zero	6/1/50	4,000	286,880
Metro. Trans. Auth. Rev., Svc. Contract, Rfdg.,
Ser. B, M.B.I.A.	Aaa	5.50	7/1/19	3,050	3,253,649
Ser. B	A2	4.75	11/15/31	4,000	4,023,640
New York City Ind. Dev. Agcy., Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2	6.375	7/1/31	980	1,028,040
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B(b)	7.125	8/1/11	3,495	3,667,478
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B(b)	7.75	8/1/31	2,000	2,351,780
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A	NR	6.125	2/15/19	1,250	1,289,838

					18,668,475

North Carolina 0.4%
North Carolina Eastern Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa2	5.125	1/1/26	2,000	2,051,680

North Dakota 0.4%
Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig., Group B	BBB+(b)	6.25	7/1/21	2,000	2,042,260

Ohio 1.3%
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/1/30	3,000	3,262,770
Miami Cnty. Hosp. Fac. Rfdg. & Impt.-Upper Vy. Med. Ctr.	Baa1	5.25	5/15/26	1,250	1,282,638
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev.,
Wste. Mgmt. Proj., A.M.T. (Mandatory put date 7/1/09)	BBB(b)	4.50	7/1/21	1,000	994,710
Richland Cnty. Ohio Hosp. Facs. Rev.,
Medcentral Hlth. Sys., Ser. A (Prerefunded 11/15/10)(e)	A-(b)	6.125	11/15/16	665	716,498
Medcentral Hlth. Sys., Unref., Ser. A	A-(b)	6.125	11/15/16	335	354,812

					6,611,428

Oklahoma 0.9%
Norman Regional Hospital Authority Rev.	BBB(b)	5.375	9/1/36	2,000	2,032,220
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership Ln. Prog.
Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.875	9/1/33	2,545	2,559,099

					4,591,319

Pennsylvania 6.3%
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	Ba3	9.25	11/15/15	960	1,109,443
Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	Ba3	9.25	11/15/22	1,825	2,155,909
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2	5.125	4/1/35	1,335	1,316,444
Chester Cnty. Indl. Dev. Auth. Wtr. Facs. Rev., Aqua Pennsylvania, Inc. Proj., Ser. A,
F.G.I.C., A.M.T.	AAA(b)	5.00	2/1/41	4,000	4,058,920
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated,
Ser. A (Prerefunded 1/1/13)(e)	NR	7.25	1/1/35	2,890	3,366,561
Ser. A (Prerefunded 1/1/13)(e)	NR	7.25	1/1/35	1,110	1,293,039
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.90	7/1/40	1,000	1,018,740
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch. (Prerefunded
9/15/13)(e)	AA-(b)	5.50	3/15/26	780	846,908
Montgomery Cnty. Ind. Dev. Auth. Rev., Whitemarsh Cont. Care	NR	6.25	2/1/35	2,450	2,560,152
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser F,
A.M.B.A.C., A.M.T.	Aaa	4.625	12/1/18	1,500	1,488,675
Philadelphia Auth. For Indl. Dev. Revs., Please Touch Museum Proj.	BBB-(b)	5.25	9/1/31	1,500	1,545,825
Philadelphia Hosps. & Higher Ed. Facs. Auth. Rev.,
Children’s Hosp. Philadelphia Proj., Ser. A	Aa2	4.50	7/1/37	2,000	1,895,740
Grad. Hlth. Sys. (cost $917,715; purchased 1/22/98)(c)(i)(k)	Ca	7.00	7/1/05	911	9
Grad. Hlth. Sys. (cost $1,267,741; purchased 1/22/98) (c)(i)(k)	NR	7.25	7/1/18	1,251	13
Grad. Hlth. Sys., Ser. A (cost $1,042,370; purchased 1/21/98)(c)(i)(k)	NR	6.25	7/1/13	1,111	11
Ref., Temple Univ. Hlth. Sys., Ser. B	Baa3	5.50	7/1/26	3,000	3,061,920
Somerset Cnty. Hosp. Auth. Rev.,
GF Somers Hlthcare. First Mtge.(d)(i)	NR	8.40	6/1/09	1,095	816,323
GF Somers Hlthcare. First Mtge. (d)(i)	NR	8.50	6/1/24	8,805	6,509,271

					33,043,903

Puerto Rico 3.1%
Puerto Rico Comwlth. Govt. Dev. Bank, Sr. Notes,
Ser. B	Baa3	5.00	12/1/15	2,715	2,856,886
Ser. C, A.M.T.	Baa3	5.25	1/1/15	3,000	3,163,650
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	Baa2	5.50	7/1/28	2,500	2,771,475
Puerto Rico Comwlth. Rfdg. Pub. Impt., G.O., Ser. B	Baa3	5.00	7/1/35	5,000	5,108,050
Puerto Rico Elec. Pwr. Auth. Rev.,
Ser. TT	A3	5.00	7/1/22	1,000	1,038,790
Ser. TT	A3	5.00	7/1/32	1,250	1,283,400

					16,222,251

South Carolina 0.1%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth.,
Ser. C (Prerefunded 8/1/13)(e)	Baa1	6.875	8/1/27	540	621,470

Tennessee 8.5%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/1/17	2,000	2,163,780
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A.	Aaa	6.75	7/1/17	2,000	2,365,500
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Health,
Ser. A, C.A.B.S.	A-(b)	Zero	1/1/35	1,000	232,040
Univ. Health Sys. Inc.	BBB+(b)	5.25	4/1/27	3,000	3,040,650
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (cost $26,000,000;
purchased 12/30/98)(i)(k)	NR	6.50	9/1/28	26,000	24,536,199
Rutherford Cnty. Hlth. & Edl. Facs. Brd., First Mtge. Rev., Group Homes, Inc.	NR	9.50	12/1/19	5,100	5,109,690
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlthcare. (Prerefunded 9/1/12)(e)	AAA(b)	6.50	9/1/26	2,195	2,462,219
Methodist Hlthcare. (Prerefunded 9/1/12)(e)	AAA(b)	6.50	9/1/26	1,305	1,463,871
Sullivan Cnty. Health Edl. & Hsg. Facs. Hosp. Rev., Wellmont Health Sys.
Proj. Ser. C	BBB+(b)	5.25	9/1/36	1,250	1,254,425
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Aa3	5.00	2/1/18	2,000	2,054,280

					44,682,654

Texas 9.7%
Alliance Arpt. Auth., Inc. Spl. Facs. Rev., American Airlines, Inc. Proj., A.M.T.	CCC+(b)	5.75	12/1/29	2,500	2,458,125
Austin Covention Enterprises, Inc., Convention Ctr., Rfdg. Second Tier, Ser. B	Ba2	5.75	1/1/24	1,000	1,030,950
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	BB(b)	5.40	10/1/29	1,000	1,004,050
TXU Energy Co. LLC, A.M.T.	Baa2	5.40	5/1/29	2,000	1,942,540

Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev.,
American Airlines, Inc., A.M.T.	CCC+(b)	5.50	11/1/30	2,000	1,901,720
American Airlines, Inc., A.M.T.	Caa1	6.375	5/1/35	3,000	3,050,400
American Airlines, Inc., Ser. A. A.M.T. (Mandatory put date 5/1/08)	Caa1	8.50	5/1/29	2,000	2,039,740
American Airlines, Inc., Ser. C, A.M.T. (Mandatory put date 11/1/07)	Caa1	6.15	5/1/29	3,950	3,953,200
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	9/1/34	3,000	3,250,650
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty.,
Ser. A	NR	7.125	2/15/34	1,250	1,477,675
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00	6/1/18	4,000	4,092,840
Kerrville Hlth. Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-(b)	5.375	8/15/35	4,050	4,087,139
Matagorda Cnty. Nav. Dist. No. 1,	Baa2	5.60	3/1/27	2,000	2,083,460
Collateralized Ref. Rev. Bnds (Centerpoint Energy Proj.)
Pollution Ctl. Rev., Rfdg. Bnds. (AEP Texas Proj.), Ser. B, Remarketed, A.M.B.A.C., A.M.T.	Aaa	4.55	5/1/30	2,000	1,882,020
North Central Texas Hlth. Fac. Dev. Corp. Rev., Edgemere Ret. Fac. Sr. Hsg., Ser. A (Prerefunded 11/15/09)(e)	NR	7.50	11/15/29	2,000	2,192,180
SA Energy Acquisition Pub. Fac. Corp. Gas Supply Rev.	Aa3	5.50	8/1/27	2,500	2,673,300
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/1/22	1,000	1,052,160
San Leanna Ed. Facs. Corp. Higher Ed. Rev. Ref., Saint Edwards Univ. Proj.	Baa2	4.75	6/1/32	2,750	2,611,428
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Retirement Fac. C.C. Young Mem. Home Proj.	NR	5.75	2/15/25	1,150	1,178,279
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien,
Ser. A	Aa3	5.25	12/15/26	3,900	4,054,362
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.(e)	Aaa	Zero	9/1/15	50	35,656
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	BB+(b)	5.375	2/15/37	1,000	974,700
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	A(b)	5.00	8/15/30	2,000	1,986,420

					51,012,994

Vermont 0.3%
Vermont Edl. & Health Blds., Fing. Agcy. Rev., Hosp-Fletcher Allen Hlth.,
Ser. A	Baa1	4.75	12/1/36	1,500	1,401,015

Virginia 3.0%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3	5.25	7/1/17	3,445	3,594,375
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr.,
Ser. A	Baa1	5.875	6/1/17	2,000	2,120,320
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	9/1/38	2,700	2,720,925
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.(i)	NR	8.00	9/1/26	5,575	5,745,984
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp.
Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	6/1/28	1,600	1,612,400

					15,794,004

Washington 1.2%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	Aaa	Zero	2/1/10	870	788,759
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375	12/1/22	1,190	1,216,359
Skagit Valley Hosp.	Baa2	5.50	12/1/30	1,250	1,280,100
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50	6/1/26	2,430	2,599,590
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B,
E.T.M.(e)	Aaa	7.25	7/1/09	385	401,513

					6,286,321
West Virginia 1.5%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B (Prerefunded 9/1/10)(e)	A2	6.75	9/1/30	7,000	7,647,499

Wisconsin 1.2%
Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd.	Baa3	6.125	6/1/27	2,580	2,691,817
Milwaukee Redev. Auth. Redev. Rev. Science Ed. Consortium Proj., Ser. A	BB+(b)	5.75	8/1/35	1,500	1,516,020
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.75	8/15/34	1,250	1,344,738
Eastcastle Place, Inc. Proj.	NR	6.125	12/1/34	1,000	1,018,710

					6,571,285

Total long-term investments
(cost $513,224,280)					522,045,045

SHORT-TERM INVESTMENTS 0.9%

Alabama 0.4%
Decatur Indl. Dev. Brd. Solid Waste Disp. Rev.,
Adj.-Amoco Chemical Co. Proj., F.R.D.D., A.M.T.(g)	VMIG1	3.74%	8/1/07	940	940,000
McIntosh Indl. Dev. Brd. Environ. Impt. Rev.,
CIBA Specialty Chem. Corp., Ser. E, A.M.T., F.R.D.D.(g)	P-2	3.89	8/1/07	1,050	1,050,000

					1,990,000

Indiana 0.1%
Whiting Ind. Environ. Facs. Rev., Var.-BP Products North Amer. Inc., F.R.D.D., A.M.T.(g)	VMIG1	3.74	8/1/07	525	525,000

Ohio
Ohio St. Solid Waste Rev., Var.-BP Exploration & Oil Proj., F.R.D.D., A.M.T.(g)	VMIG1	3.73	8/1/07	140	140,000

South Carolina 0.1%
Florence Cnty. Solid Waste Disp. & Wastewater Treatment, Roche Carolina, Inc.
Proj., F.R.D.D., A.M.T.(g)	A-1+(b)	3.74	8/1/07	430	430,000

Texas 0.3%
Dallas-Fort Worth Texas Regl. Arpt. Rev.,
Mun. Secs. Tr. Rcpts.-SGA 49 F.R.D.D., M.B.I.A., A.M.T.(g)	A-1+(b)	3.73	8/1/07	1,855	1,855,000

Total short-term investments
(cost $4,940,000)					4,940,000

Total Investments 100.6%
(cost $518,164,280)(m)					526,985,045
Liabilities in excess of other assets(l)(n) (0.6)%					(3,191,245)

Total Net Assets 100.0%					$523,793,800

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—ACA Financial Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments.
(e)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2007.
(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floater and the floating rate note (included in liabilities) is $5,000,000 and $5,000,000, respectively.
(i)	Indicates a security that has been deemed illiquid.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of July 31, 2007.
(k)	Indicates a security restricted to resale. The aggregate cost of such securities is $29,227,826. The aggregate value of $24,536,232 is approximately 4.7% of net assets.
(l)	Includes $5,000,000 payable for the floating rate note issued.

(m)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of July 31, 2007 was as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$516,052,518	$22,572,577	$11,640,050	$10,932,527

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(n)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at July 31, 2007	Value at Trade Date	Unrealized (Depreciation)
	Short Positions:
53	U.S. Treasury 5 Yr. Notes	Sept. 07	$5,589,844	$5,520,216	$(69,628)
158	U.S. Treasury 30 Yr. Notes	Sept. 07	17,389,875	17,223,550	(166,325)

					$(235,953)

Dryden Municipal Bond Fund

Insured Series

Schedule of Investments

July 31, 2007 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 97.5%

California 6.4%
California Hlth. Facs. Fin., Auth. Rev. Cedars-Sinai Med. Ctr.	A2	5.00%	11/15/21	$1,000		$1,023,090
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	5,000		5,240,450
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/1/10)	Aaa	Zero	6/01/23	1,500		1,317,000
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A	Aaa	Zero	1/15/36	10,000		2,550,200
University Rev., Hosp., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	3,000		3,131,970

						13,262,710

Colorado 4.1%
Denver City & Cnty. Arpt. Rev.,
Ser. A, F.G.I.C.	Aaa	5.00	11/15/16	2,000		2,133,460
Ser. A, F.G.I.C.	Aaa	5.00	11/15/25	3,500		3,650,325
Ser. B, A.M.T., F.G.I.C.	Aaa	5.00	11/15/15	2,500		2,635,575

						8,419,360

District of Columbia 4.1%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,000		2,047,440
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.(c)	Aaa	6.50	6/01/10	2,905	(d)	3,113,870
Ser. A, M.B.I.A.	Aaa	6.50	6/01/10	3,095	(d)	3,312,114

						8,473,424

Florida 2.2%
Jacksonville Economic Dev. Comm. Hlth. Care Facs. Rev, Mayo Clinic	Aa2	5.00	11/15/36	1,500		1,524,420
Polk Cnty. Sch. Dist.,
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/17	1,580		1,698,152
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/18	1,325		1,410,251

						4,632,823

Georgia 2.7%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.(c)	Aaa	6.50	1/01/10	2,000		2,121,580
Newnan Hosp. Auth. Rev., M.B.I.A.	Aaa	5.50	1/01/21	3,185		3,382,024

						5,503,604

Hawaii 4.1%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs. Rev., Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000	8,417,279

Idaho 2.5%
Idaho Hsg. & Fin. Assn., Fed. Hwy. Tr., M.B.I.A.	Aaa	5.00	7/15/21	5,000	5,284,450

Illinois 12.0%
Chicago Midway Arpt. Rev., Ser. B., M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,000	5,055,600
Chicago O’Hare Int’l Arpt. Rev., Pass. Facs. Chrg.,
Ser. A, A.M.B.A.C.	Aaa	5.625	1/01/15	2,000	2,013,820
Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	4,000	4,233,960
Ser. B, F.G.I.C.	Aaa	5.25	1/01/15	1,000	1,075,520
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev., Ser. A-1, F.S.A.	Aaa	5.00	1/01/24	5,000	5,226,600
Illinois St., G.O., F.S.A.	Aaa	5.25	4/01/22	2,500	2,613,275
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick,
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	12/15/34	10,000	2,708,000
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	6/15/37	7,500	1,792,125

					24,718,900

Indiana 3.9%
Indiana Fin. Auth. Hwy. Rev., Ref., Ser. A, F.G.I.C	Aaa	5.00	12/01/16	1,595	1,711,961
Indianapolis Local Pub. Impt. Bd. Bk., Rev.,
Indianapolis Airport Auth., A.M.T., A.M.B.A.C.	Aaa	5.00	1/01/36	2,500	2,543,075
Waterworks Proj., Ser. A, M.B.I.A.	Aaa	5.50	7/01/18	3,540	3,939,524

					8,194,560

Louisiana 0.8%
New Orleans, G.O., M.B.I.A.	Aaa	5.25	12/01/22	1,540	1,640,346

Massachusetts 3.3%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B, M.B.I.A.	Aaa	5.50	7/01/27	1,325	1,516,979
Massachusetts St. Ref., Ser. B, F.S.A.	Aaa	5.25	9/01/24	3,000	3,330,690
Massachusetts St., Fltg. Cons. Ln., Ser. A, F.G.I.C.	Aaa	4.149	5/01/37	2,000	1,988,000

					6,835,669

Michigan 2.8%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded date 7/01/13)(c)	Aaa	5.25	7/01/32	5,500	5,894,735

New Jersey 4.1%
Jersey City Swr. Auth., Rev.,
A.M.B.A.C.	Aaa	6.00	1/01/10	2,585	2,718,696
A.M.B.A.C.	Aaa	6.25	1/01/14	4,255	4,670,969
New Jersey St. Tpke. Auth. Rev., Growth & Inc.
Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/1/15)	Aaa	Zero	1/01/35	1,500	1,068,900

					8,458,565

New York 9.7%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750	2,958,588
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750	1,902,653
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B,
M.B.I.A.	Aaa	5.50	7/01/23	7,285	7,761,439
M.B.I.A.	Aaa	5.50	7/01/19	5,000	5,333,850
New York Convention Ctr. Dev. Corp., Rev., Hotel Unit Fee, A.M.B.A.C.	Aaa	5.00	11/15/30	2,000	2,076,840

					20,033,370

Ohio 1.0%
Miami Univ. Gen. Rcpts. Rev., A.M.B.A.C.	Aaa	5.25	9/01/17	1,910	2,094,315

Oklahoma 2.1%
Oklahoma City Arpt. Trust, Jr. Lien Rev., Ser. B,
A.M.B.A.C.	Aaa	5.00	7/01/21	1,690	1,783,237
Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75	2/01/18	2,620	2,623,013

					4,406,250

Pennsylvania 6.5%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev.,
Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	2,500	2,630,650
Colver Proj., Ser F, Ref., A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	1,250	1,240,563
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,000	5,362,300
Pennsylvania St.Tpk. Commn. Rev., Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,000	2,206,660
Philadelphia Wtr. & Swr. Rev., Wtr. Util. Impvt., Ser. A, F.S.A.	Aaa	5.25	7/01/20	2,000	2,135,960

					13,576,133

Puerto Rico 2.7%
Puerto Rico Comwlth. Hwy. & Transit Auth., Trans. Rev.,
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	2,000	2,086,880
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,465	3,616,351

					5,703,231

South Carolina 3.7%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180	4,404,968
South Carolina St. Pub. Svc. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	1/01/21	3,000	3,175,410

					7,580,378

Texas 10.2%
Austin Convention Enterprises, Inc.,
Convention Ctr. Ref. First Tier, Ser. A, X.L.C.A.	Aaa	5.00		1/01/34	1,000	1,027,940
Corpus Christi Util., Sys. Rev., Ser. A, F.S.A.
(Prerefunded date 7/15/10)(c)	Aaa	6.00		7/15/19	3,255	3,452,220
(Prerefunded date 7/15/10)(c)	Aaa	6.00		7/15/20	3,450	3,659,036
Houston Arpt. Sys. Rev., E.T.M. (c)	Aaa	7.20		7/01/13	2,455	2,711,572
Houston Higher Ed. Fin. Corp., Ed. Rev., Rice Univ. Proj., Ser. B	Aaa	4.75		11/15/33	2,000	2,011,200
Keller Indpt. Sch. Dist. Sch. Bldg. Rev., G.O., P.S.F.G.	Aaa	4.75		8/15/32	3,000	3,007,080
Northside Tex. Indpt. Sch. Dist. Ref., Ser. D, G.O., P.S.F.G.	Aaa	5.00		6/15/28	5,150	5,328,757

						21,197,805

Utah 1.0%
Intermountain Pwr. Agy. Pwr. Supply Rev., Ser. A, A.M.B.A.C.	Aaa	5.00		7/01/17	2,000	2,145,400

Washington 7.1%
Clark Cnty. Sch. Dist. No. 114, Evergreen, G.O., F.S.A.	Aaa	5.25		12/01/18	3,800	3,982,818
Port Seattle Wash. Rev., Ref. Interm. Lien, X.L.C.A.	Aaa	5.00		2/01/28	3,000	3,096,420
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375		12/01/19	2,000	2,101,800
Washington St. Health Care Facs. Auth. Rev., Providence Healthcare,
Ser. A, F.G.I.C. (Prerefunded Date 10/01/16)(c)	Aaa	5.00		10/01/36	85	91,128
Unrefunded Bal., Ser. A, F.G.I.C.	Aaa	5.00		10/01/36	2,915	3,003,441
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375		12/01/18	2,505	2,540,596

						14,816,203

West Virginia 0.5%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875		7/01/20	1,015	1,067,882

Total long-term investments (cost $196,746,987)						202,357,392

SHORT-TERM INVESTMENTS 3.4%

California 3.4%
California Hsg. Fin. Agy. Rev., Var. Amt. Home Mtg.,
Ser. J, M.B.I.A., A.M.T., F.R.D.D.	VMIGI	3.70	(e)	8/01/07	5,030	5,030,000
Ser. N, F.S.A., A.M.T., F.R.D.D.	VMIGI	3.70	(e)	8/01/07	1,900	1,900,000

						6,930,000

Texas
Dallas-Fort Worth Texas Regl. Arpt. Rev., Mun. Sec. Tr. Rcpts. SGA 49, M.B.I.A., F.R.D.D., A.M.T.	A-1+(b)	3.73	(e)	8/01/07	100	100,000

Total short-term investments (cost $7,030,000)						7,030,000

Total Investments 100.9%
(cost $203,776,987)(f)						209,387,392
Liabilities in excess of other assets(g) (0.9%)						(1,845,153)

Net Assets 100.0%						$207,542,239

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(e).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

P.S.F.G.—Permanent School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	Standard & Poor’s rating.
(c)	All or partial escrowed to maturity and prerefunded securities are secured by escrowed cash and/or U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2007.

(f)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of July 31, 2007 was as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$203,225,976	$6,748,350	$586,934	$6,161,416

The difference between the book basis and tax basis is primarily attributable to the difference in the treatment of accretion of market discount for book and tax purposes.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at July 31, 2007	Value at Trade Date	Unrealized (Depreciation)
	Short Positions:
32	U.S. Treasury 5 Yr. Notes	Sept. 07	$3,375,000	$3,341,440	$(33,560)

					$(33,560)

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.